4. Loan Servicing (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loan Servicing
Unpaid principal balances of mortgage loans serviced for others	$ 176,083,984	$ 185,757,658
Net gain realized on the sale of loans	$ 345,780	$ 317,432